LOANS PAYABLE - Summary of Loans Payable (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loans Payable	$ 3,325,843	$ 2,192,118	$ 972,453
Less: Current maturities	2,780,054	1,267,004	355,182
Loans Payable Non Current	545,789	925,114	617,271
Original borrowings of $100,000, bears interest at 1%, requires no payments until maturity in March 2024
Debt Instrument [Line Items]
Loans Payable	20,500	20,500	20,500
Original borrowings of $250,000, bears interest at 1%, requires no payments until maturity in January 2024
Debt Instrument [Line Items]
Loans Payable	210,500	210,500	210,500
Original borrowings of $20,000, bears interest at 1%, and is payable on demand
Debt Instrument [Line Items]
Loans Payable			20,000
Original borrowings of $121,000, requires weekly payments of $5,822 until total payments of $139,728 have been made. The loan is personally guaranteed by the managing member and originally matured in March of 2020. Maturity date was extended to 2021 when loan was satisfied
Debt Instrument [Line Items]
Loans Payable			17,182
Original amounts due of $151,096, related to refunds remitted to customers by processor, increased by additional refunds, requires monthly payments of $1,500 until loan is paid in full. This loan fully matures after 2026
Debt Instrument [Line Items]
Loans Payable		242,053	151,096
Original amounts due of $195,000, related to services provided by a vendor, requires monthly payments of $10,000 through May 2022, then monthly payments of $25,000 through August 2022 at which time any remaining balance is due
Debt Instrument [Line Items]
Loans Payable	$ 115,000	145,000
Original amounts due of $553,175, related to refunds remitted to customers by processor, requires payments of $504,004 in 2022 and balance of loan in 2023
Debt Instrument [Line Items]
Loans Payable		553,175	$ 553,175
Related to refunds remitted to customers by processor, increased by additional refunds, requires monthly payments of $50,000 through August 31, 2023 at which time any remaining balance is due
Debt Instrument [Line Items]
Loans Payable		$ 1,020,890